Loans and Borrowings - Schedule of Movement in the Loans and Borrowings (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Movement in the Loans and Borrowings [Line Items]
Carrying amount, beginning balance	$ 10,107,099
Effects of foreign currency exchange	1,205,401
Carrying amount, ending balance	$ 12,437,445
NTD [Member] | Secured bank loan [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Year of maturity
New issues, Face value	$ 3,691,654
New issues, Carrying amount	$ 3,691,654
Repayments, Year of maturity
Repayments, Face value	$ (3,368,249)
Repayments, Carrying amount	$ (3,368,249)
NTD [Member] | Secured bank loan [Member] | Bottom of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Nominal Interest rate	2.945%
New issues, Year of maturity	2026
Repayments, Nominal Interest rate	2.22%
Repayments, Year of maturity
NTD [Member] | Secured bank loan [Member] | Top of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Nominal Interest rate	7.22%
New issues, Year of maturity	2028
Repayments, Nominal Interest rate	7.22%
Repayments, Year of maturity
NTD [Member] | Unsecured bank loan [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Year of maturity
Repayments, Face value	$ (371,417)
Repayments, Carrying amount	$ (371,417)
NTD [Member] | Unsecured bank loan [Member] | Bottom of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Nominal Interest rate	3.50%
Repayments, Year of maturity
NTD [Member] | Unsecured bank loan [Member] | Top of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Nominal Interest rate	4.166%
Repayments, Year of maturity
USD [Member] | Secured bank loan [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Nominal Interest rate	14.00%
New issues, Year of maturity	2026
New issues, Face value	$ 1,200,000
New issues, Carrying amount	$ 1,200,000
USD [Member] | Secured bank loan [Member] | Bottom of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Year of maturity
USD [Member] | Secured bank loan [Member] | Top of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
New issues, Year of maturity
JPY [Member] | Secured bank loan [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Nominal Interest rate	1.00%
Repayments, Year of maturity
Repayments, Face value	$ (27,043)
Repayments, Carrying amount	$ (27,043)
JPY [Member] | Secured bank loan [Member] | Bottom of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Year of maturity
JPY [Member] | Secured bank loan [Member] | Top of Range [Member]
Schedule of Movement in the Loans and Borrowings [Line Items]
Repayments, Year of maturity